Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and equivalents	$ 723	$ 905
Restricted cash	23	74
Accounts receivable, net	1,063	1,092
Inventories, net	381	364
Other current assets	304	267
Total current assets	2,494	2,702
Property and equipment, net	1,412	1,576
Equity in net assets of non-consolidated affiliates	644	439
Intangible assets, net	353	402
Other non-current assets	66	89
Total assets	4,969	5,208
LIABILITIES AND SHAREHOLDERS' EQUITY
Short-term debt, including current portion of long-term debt	87	78
Accounts payable	1,010	1,203
Accrued employee liabilities	189	196
Other current liabilities	267	365
Total current liabilities	1,553	1,842
Long-term debt	512	483
Employee benefits	495	526
Deferred tax liabilities	187	190
Other non-current liabilities	225	217
Shareholders' equity:
Preferred stock (par value $0.01, 50 million shares authorized, none outstanding at December 31, 2011)	0	0
Common stock (par value $0.01, 250 million shares authorized, 52 million and 51 million shares issued and outstanding at December 31, 2011 and 2010, respectively)	1	1
Stock Warrants, Outstanding	13	29
Additional paid-in capital	1,165	1,099
Retained earnings	166	86
Accumulated other comprehensive (loss) income	(25)	50
Treasury stock	(13)	(5)
Total Visteon Corporation shareholders' equity	1,307	1,260
Non-controlling interests	690	690
Total shareholders' equity	1,997	1,950
Total liabilities and shareholders' equity	$ 4,969	$ 5,208